CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (USD $) In Millions	Total	Share Capital [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interests [Member]	Redeemable Noncontrolling Interest [Member]
Beginning balance at Dec. 31, 2012							$ 7
Beginning balance at Dec. 31, 2012	4,825	2,565	577	1,693	(911)	901
Net income, excluding redeemable non controlling interests	496			394		102
Net income, redeemable non controlling interests							3
Other comprehensive income (loss), net of tax	(192)				(161)	(31)
Dividend paid	(361)			(361)			(2)
Increase in noncontrolling interest due to change in ownership	15		(34)			49
Increase in the reserve for share-based payment	4			4
Other changes	32			24		8
Ending balance at Jun. 30, 2013							8
Ending balance at Jun. 30, 2013	4,819	2,565	543	1,754	(1,072)	1,029
Beginning balance at Dec. 31, 2013	12						12
Beginning balance at Dec. 31, 2013	4,955	25	4,283	1,966	(1,373)	54
Net income, excluding redeemable non controlling interests	456			454		2
Net income, redeemable non controlling interests							3
Other comprehensive income (loss), net of tax	91				91
Capital increase	6		6
Dividend paid	(376)			(375)		(1)	(3)
Increase in the reserve for share-based payment	11		11
Other changes	1					1
Ending balance at Jun. 30, 2014	12						12
Ending balance at Jun. 30, 2014	$ 5,144	$ 25	$ 4,300	$ 2,045	$ (1,282)	$ 56